BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	[1]	$ 9,200,571	$ 11,217,308
Financing with correspondent banks [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 8,340,378	$ 10,140,356
Financing with correspondent banks [Member] | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		4.81%	5.66%
Financing with correspondent banks [Member] | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		2.05%	2.81%
Corporacion Andina de Fomento CAF [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 333,095	$ 529,464
Corporacion Andina de Fomento CAF [Member] | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		4.33%	5.01%
Corporacion Andina de Fomento CAF [Member] | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		2.29%	2.93%
Banco Latinoamericano de Comercio Exterior Bladex [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 457,228	$ 473,549
Banco Latinoamericano de Comercio Exterior Bladex [Member] | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		4.75%	4.89%
Banco Latinoamericano de Comercio Exterior Bladex [Member] | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		2.71%	3.15%
Banco Interamericano de Desarrollo BID [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 69,870	$ 73,939
Banco Interamericano de Desarrollo BID [Member] | Top of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		4.91%	5.64%
Banco Interamericano de Desarrollo BID [Member] | Bottom of range
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		3.28%	4.32%

[1]	The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290, 4 millions as of December 31, 2019 and USD 259.4 million as of December 31, 2018, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. The Bank will reclassify the liability to equity if the put expires unexercised.